INCOME TAXES (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 HONG KONG	Dec. 31, 2014 Maximum USD ($)	Dec. 31, 2014 Maximum CNY	Dec. 31, 2013 Maximum CNY	Dec. 31, 2014 Minimum USD ($)	Dec. 31, 2014 Minimum CNY	Dec. 31, 2013 Minimum CNY	Dec. 31, 2014 Foreign USD ($)	Dec. 31, 2014 Foreign CNY
Deferred tax assets, current portion
Deferred revenue	$ 105	656	393
Provision for doubtful debts	623	3,866	2,202
Tax loss carry forward	2,515	15,600	597
Others	111	686	356
Less: Valuation allowance	(2,920)	(18,115)	(1,635)
Current deferred tax assets	434	2,693	1,913
Deferred tax assets, non-current portion
Deferred revenue	18	111	673
Intangible assets and prepaid expense	710	4,403	5,303
Foreign tax credit	155	960	659
Equity investment loss	226	1,402
Contingency consideration	336	2,085
Tax loss carry forward	1,298	8,051	8,959
Others	104	650	546
Less: Valuation allowance	(1,818)	(11,278)	(8,962)
Non-current deferred tax assets	1,029	6,384	7,178
Deferred tax liabilities, non-current portion
Long-lived assets arising from acquisitions	2,621	16,259	1,122
Unrealized gains from available-for-sale equity security			4,174
Outside basis difference	8,015	49,732	33,910
Total deferred tax liabilities	10,636	65,991	39,206
Components of the deferred tax assets and liabilities
Total deferred tax assets before valuation allowances	6,201	38,470	19,688
Valuation allowances	4,738	29,393	10,597
Undistributed earnings	52,574	326,199	37,251
Tax Withheld		0
Tax withheld rate	10.00%	10.00%
Reduced withholding tax rate				5
Unrecognized deferred income tax liabilities					5,257	32,620	3,725	2,629	16,310	1,863
Net operating losses carryforwards	20,550	127,507
Foreign tax credit carryforwards											$ 155	960